Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2020, 2021 and 2022, and our financial performance for each such fiscal year:
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(2)	Net Income ($)	Revenue ($)
2022	5,675,394	8,351,516	2,150,223	3,129,748	339.42	105.61	(44,881,000)	407,856,000
2021	1,272,916	10,637,336	1,148,431	3,941,169	310.01	137.80	(42,042,000)	233,394,000
2020	4,865,607	21,661,173	2,459,027	6,851,303	253.46	133.15	(57,203,000)	115,381,000
(1)
Amounts represent compensation “actually paid” to our principal executive officer, or PEO, and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Timothy P. Herbert	Randall A. Ban, Richard J. Buchholz, Philip J. Ebeling and John C. Rondoni
2021	Timothy P. Herbert	Randall A. Ban, Richard J. Buchholz, Philip J. Ebeling and Bryan K. Phillips
2020	Timothy P. Herbert	Randall A. Ban, Richard J. Buchholz, Philip J. Ebeling and Steven L. Jandrich
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:[1]
	2020		2021		2022
Adjustments	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(3,918,240)	(1,978,540)	—	(511,884)	(4,327,187)	(1,458,337)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	(224,208)	726,483	—	52,340	718,365	309,606
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	14,709,823	3,947,417	3,829,418	1,434,985	749,943	313,490
	2020		2021		2022
Adjustments	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	6,228,191	1,696,916	5,535,002	1,817,297	5,535,002	1,814,766
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—
TOTAL ADJUSTMENTS	16,795,566	4,392,276	9,364,420	2,792,738	2,676,122	979,525
(2)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P Healthcare Equipment Select Industry Index (the “Peer Group”).
(3)	We have selected Revenue as our company-selected measure, which is a GAAP measure.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(1)
Amounts represent compensation “actually paid” to our principal executive officer, or PEO, and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Timothy P. Herbert	Randall A. Ban, Richard J. Buchholz, Philip J. Ebeling and John C. Rondoni
2021	Timothy P. Herbert	Randall A. Ban, Richard J. Buchholz, Philip J. Ebeling and Bryan K. Phillips
2020	Timothy P. Herbert	Randall A. Ban, Richard J. Buchholz, Philip J. Ebeling and Steven L. Jandrich

Peer Group Issuers, Footnote [Text Block]
(2)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P Healthcare Equipment Select Industry Index (the “Peer Group”).

PEO Total Compensation Amount	$ 5,675,394	$ 1,272,916	$ 4,865,607
PEO Actually Paid Compensation Amount	$ 8,351,516	10,637,336	21,661,173
Adjustment To PEO Compensation, Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:[1]
	2020		2021		2022
Adjustments	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(3,918,240)	(1,978,540)	—	(511,884)	(4,327,187)	(1,458,337)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	(224,208)	726,483	—	52,340	718,365	309,606
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	14,709,823	3,947,417	3,829,418	1,434,985	749,943	313,490
	2020		2021		2022
Adjustments	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	6,228,191	1,696,916	5,535,002	1,817,297	5,535,002	1,814,766
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—
TOTAL ADJUSTMENTS	16,795,566	4,392,276	9,364,420	2,792,738	2,676,122	979,525

Non-PEO NEO Average Total Compensation Amount	$ 2,150,223	1,148,431	2,459,027
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,129,748	3,941,169	6,851,303
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:[1]
	2020		2021		2022
Adjustments	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(3,918,240)	(1,978,540)	—	(511,884)	(4,327,187)	(1,458,337)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	(224,208)	726,483	—	52,340	718,365	309,606
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	14,709,823	3,947,417	3,829,418	1,434,985	749,943	313,490
	2020		2021		2022
Adjustments	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	6,228,191	1,696,916	5,535,002	1,817,297	5,535,002	1,814,766
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—
TOTAL ADJUSTMENTS	16,795,566	4,392,276	9,364,420	2,792,738	2,676,122	979,525

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The line graphs below compare (i) the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) our Peer Group TSR, (iv) our Net Income, and (v) our Revenue, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.
TSR amounts reported in the graph assume an initial fixed investment of $100.

Compensation Actually Paid vs. Net Income [Text Block]
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The line graphs below compare (i) the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) our Peer Group TSR, (iv) our Net Income, and (v) our Revenue, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.
TSR amounts reported in the graph assume an initial fixed investment of $100.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The line graphs below compare (i) the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) our Peer Group TSR, (iv) our Net Income, and (v) our Revenue, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.
TSR amounts reported in the graph assume an initial fixed investment of $100.

Total Shareholder Return Vs Peer Group [Text Block]
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The line graphs below compare (i) the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) our Peer Group TSR, (iv) our Net Income, and (v) our Revenue, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.
TSR amounts reported in the graph assume an initial fixed investment of $100.

Tabular List [Table Text Block]
Pay Versus Performance Tabular List
We believe that revenue, adjusted operating income (loss), and insurance reimbursement approvals, given the Company’s stage of development and market opportunity, represents the most important financial performance measure used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022.

Total Shareholder Return Amount	$ 339.42	310.01	253.46
Peer Group Total Shareholder Return Amount	105.61	137.8	133.15
Net Income (Loss)	$ (44,881,000)	$ (42,042,000)	$ (57,203,000)
Company Selected Measure Amount	407,856,000	233,394,000	115,381,000
PEO Name	Timothy P. Herbert	Timothy P. Herbert	Timothy P. Herbert
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	adjusted operating income (loss)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	insurance reimbursement approvals
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,676,122	$ 9,364,420	$ 16,795,566
PEO [Member] | Deduction for Amounts Reported Under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,327,187)	0	(3,918,240)
PEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	718,365	0	(224,208)
PEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase/Deduction for Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	749,943	3,829,418	14,709,823
PEO [Member] | Increase/Deduction for Awards Granted During Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,535,002	5,535,002	6,228,191
PEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted During Prior FY that were Forfeited During Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase Based on Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase Based on Incremental Fair Value of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Deduction for Change in the Actuarial Present Values Reported Under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	979,525	2,792,738	4,392,276
Non-PEO NEO [Member] | Deduction for Amounts Reported Under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,458,337)	(511,884)	(1,978,540)
Non-PEO NEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	309,606	52,340	726,483
Non-PEO NEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase/Deduction for Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	313,490	1,434,985	3,947,417
Non-PEO NEO [Member] | Increase/Deduction for Awards Granted During Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,814,766	1,817,297	1,696,916
Non-PEO NEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted During Prior FY that were Forfeited During Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase Based on Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase Based on Incremental Fair Value of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Deduction for Change in the Actuarial Present Values Reported Under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0